Note 12 - Government Assistance	12 Months Ended
Mar. 31, 2022
Statement Line Items [Line Items]
Disclosure of government grants [text block]
12.	Government assistance

CPRIT assistance

In February 2015, the Company received notice that it had been awarded a grant by the Cancer Prevention Research Institute of Texas (“CPRIT”) whereby the Company was eligible to receive up to US$14.1 million on eligible expenditures over a three-year period related to the development of the Company’s phase 2b clinical program for MDNA55. As of March 31, 2022, the grant with CPRIT is complete.

Of the US$14.1 million grant approved by CPRIT, Medicenna received US$14.1 million from CPRIT as at March 31, 2022. Amounts received (US$1.4 million) were recorded as a reduction in research and development expenses in the year ended March 31, 2022.

Under the terms of the grant, the Company is required to pay a royalty to CPRIT, comprised of 3-5% of revenues on net sales of MDNA55 until aggregate royalty payments equal 400% of the grant funds received at which time the ongoing royalty will be 0.5% of revenues. At this time the royalty is not probable and therefore no liability has been recorded. In addition, the Company must maintain a presence in Texas for three years following completion of the grant.

Refundable Tax

In June 2022, the Company received $0.7 million through our Australian R&D incentive program relating to the year ended March 31, 2022. The amount receivable is recorded as a reduction in research and development expenses in the year ended March 31, 2022.